Convertible Preferred Stock and Stockholder's Deficit - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						3 Months Ended						6 Months Ended	12 Months Ended		3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Mar. 06, 2013	Jan. 31, 2012	Dec. 31, 2011	Sep. 24, 2011	Sep. 08, 2011	Jun. 30, 2013 Series A Preferred Stock [Member]	Mar. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Sep. 30, 2012 Series A Preferred Stock [Member]	Jun. 30, 2012 Series A Preferred Stock [Member]	Mar. 31, 2012 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Apr. 27, 2012 Series A Preferred Stock [Member]	Jun. 30, 2013 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2012 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2013 Series A Preferred Stock [Member] Affiliated Entity [Member]	Jun. 30, 2012 Series A Preferred Stock [Member] Affiliated Entity [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized	10,000,000		10,000,000		10,000,000		10,000,000
Preferred stock, face amount	$ 0.0001		$ 0.0001		$ 0.0001						$ 1,000	$ 1,000	$ 1,000	$ 1,000	$ 1,000		$ 1,000	$ 1,000
Preferred stock, shares outstanding	9,771		9,771		9,726			0			9,771		9,726				9,771	9,726
Conversions of series A preferred stock into common shares																	45	224		295	194	295	194
Preferred stock, dividends per share											7.00%	7.00%	7.00%	7.00%	7.00%	7.00%
Fair value of Series A convertible preferred stock dividends	$ 2,399,000	$ 1,120,000	$ 5,946,000	$ 1,120,000	$ 3,315,000
Preferred stock, convertible to common stock											2,437.57		2,437.57				2,437.57	2,437.57
Percentage of affiliates owning shares																	9.999%	9.999%
Number of common stock issuable on conversion of preferred stock per preferred stock	719,082	472,887	719,082	472,887	546,014												(295)	(224)
Preferred stock, shares issued	9,771		9,771		9,726			0	9,500				9,500					9,500	9,500
Value of BCF				9,500,000	9,500,000													(9,500,000)
Preferred stock, carrying value	9,771,000		9,771,000		9,726,000								9,500,000					9,500,000
Preferred stock, exercisable value				(9,500,000)	(9,500,000)													9,500,000
Preferred stock, increase in carrying value																		$ 9,500,000
Common stock, shares authorized	1,500,000,000		1,500,000,000		1,500,000,000		1,500,000,000	1,500,000,000
Common stock, par value	$ 0.0001		$ 0.0001		$ 0.0001	$ 4.35		$ 0.0001	$ 0.0001	$ 0.01